Financial Assets at FVTPL - Schedule of Financial Assets at FVTPL (Details) - USD ($) $ in Thousands		Oct. 31, 2024	Oct. 31, 2023
Schedule of Financial Assets at FVTPL [Line Items]
Financial assets at FVTPL gross		$ 36,799	$ 6,011
Current		12,123	5,723
Non-current	[1]	24,676	288
Financial assets at FVTPL net		36,799	6,011
Unlisted Equity Securities [Member]
Schedule of Financial Assets at FVTPL [Line Items]
Financial assets at FVTPL gross		1,191	488
Listed Equity Securities [Member]
Schedule of Financial Assets at FVTPL [Line Items]
Financial assets at FVTPL gross		23,485
Movie Income Right Investments [Member]
Schedule of Financial Assets at FVTPL [Line Items]
Financial assets at FVTPL gross	[2]	$ 12,123	$ 5,523

[1]	The Company classified certain equity securities as non-current when these equity securities are held for long-term purposes and would realize their performance potential in the long run.
[2]	The Group entered into movie income right agreements with certain production houses. In accordance with the relevant agreements, the Group is entitled to certain percentage of the profit to be derived from the release of the films upon entering into the agreement. The Group may be required to further contribute to the film program due to the budget overruns. Any agreed further contribution to the film program due to the budget overruns will be added to the carrying amounts of financial assets.